Property, Plant and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 7: — PROPERTY, PLANT AND EQUIPMENT

a.	Composition of assets grouped by major classifications are as follows:

	December 31,
	2011	2010
Cost:
Land	$9,521	$10,348
Buildings	141,547	140,806
Leasehold improvements	3,259	3,258
Machinery and equipment	150,230	147,904
Computer equipment	32,905	32,699
Motor vehicles	264	264
Furniture, fixtures and office equipment	8,969	8,915
Advances for property and equipment	501	679

	347,196	344,873

Accumulated depreciation and impairment charges:
Buildings	$41,852	$37,612
Leasehold improvements	3,186	3,208
Machinery and equipment	110,801	102,343
Computer equipment	31,479	30,968
Motor vehicles	239	229
Furniture, fixtures and office equipment	7,107	6,917

	194,664	181,277

Depreciated cost	$152,532	$163,596

Depreciation expenses were $15,154, $15,745, and $15,530 for the years ended December 31, 2011, 2010 and 2009, respectively. For related impairment charges, see Note 2.l.

b.	Cost of property, plant and equipment includes capitalized interest expenses, capitalized direct incremental costs (such as payroll and related expenses) and other internal costs incurred in order to bring the assets to their intended use in the amount of $16,832 as of December 31, 2011 and 2010. Capitalized interest and other costs were $0 and $40 for the years ended December 31, 2011 and 2010, respectively.

c.	Cost of computer equipment includes capitalized development costs of computer software developed for internal use in the amount of $4,689 and $4,701 as of December 31, 2011 and 2010, respectively.

d.	As for pledges – see Note 15.